SUPPLEMENT TO THE CLASS A PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective February 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Expected annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
  Redemption fees                                                           NONE
--------------------------------------------------------------------------------
  Exchange fees                                                             NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee (after waiver)                                            0.04%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                      NONE
--------------------------------------------------------------------------------
  Other expenses                                                           0.11%
--------------------------------------------------------------------------------
  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                               0.15%
--------------------------------------------------------------------------------


* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive a portion of its management fee or pay expenses of the portfolio to the extent necessary to maintain the portfolio's total annual portfolio operating expenses to 0.15% through December 31, 2005.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (after fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

    ONE YEAR            THREE YEARS          FIVE YEARS           TEN YEARS
       $15                  $48                  $85                $192


Dated: January 19, 2005                                            CSPPA-16-0105
                                                                   2005-001

                      SUPPLEMENT TO THE CLASS B PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective February 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Expected annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
  Redemption fees                                                           NONE
--------------------------------------------------------------------------------
  Exchange fees                                                             NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee (after waiver)                                            0.04%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                                    0.10%
--------------------------------------------------------------------------------
  Other expenses                                                           0.11%
--------------------------------------------------------------------------------
  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                               0.25%
--------------------------------------------------------------------------------


* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive a portion of its management fee or pay expenses of the portfolio to the extent necessary to maintain the portfolio's total annual portfolio operating expenses to 0.25% through December 31, 2005.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (after fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

    ONE YEAR            THREE YEARS          FIVE YEARS           TEN YEARS
       $26                  $80                 $141                $318


Dated: January 19, 2005                                            CSPPB-16-0105
                                                                   2005-002

                      SUPPLEMENT TO THE CLASS C PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective February 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Expected annual portfolio operating expenses are for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
  Redemption fees                                                           NONE
--------------------------------------------------------------------------------
  Exchange fees                                                             NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee (after waiver)                                            0.04%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                                    0.25%
--------------------------------------------------------------------------------
  Other expenses                                                           0.11%
--------------------------------------------------------------------------------
  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                               0.40%
--------------------------------------------------------------------------------

* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive a portion of its management fee or pay expenses of the portfolio to the extent necessary to maintain the portfolio's total annual portfolio operating expenses to 0.40% through December 31, 2005.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (after fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

    ONE YEAR            THREE YEARS          FIVE YEARS           TEN YEARS
       $41                 $128                 $224                $505


Dated: January 19, 2005                                            CSPPC-16-0105
                                                                   2005-003